Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Key Components of the Company's Operating Leases	The key components of the company’s operating leases were as follows (in thousands):
	December 31,	December 31,
	2023	2022
Operating Lease - Operating Cash Flows (Fixed Payments)	189	99
Operating Lease - Operating Cash Flows (Liability Reduction)	129	54

New ROU Assets - Operating Leases	409	8,482

Weighted Average Lease Term - Operating Leases (years)	13.24	7.05
Weighted Average Discount Rate - Operating Leases	7.65%	7.10%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2023 were as follows:
(in thousands)
Five-year lease schedule:
2024	$231
2025	237
2026	242
2027	248
2028	216
Thereafter	2,064
Total lease payments	3,238
Less imputed interest	(1,811)
Total	$1,427